SCHEDULE OF TOTAL SHARE-BASED PAYMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based payment expenses	$ 348	$ 772	$ 1,638	$ 2,030
Cost of Sales [Member]
Stock-based payment expenses	3
Research and Development Expense [Member]
Stock-based payment expenses	140
Selling and Marketing Expense [Member]
Stock-based payment expenses	41
General and Administrative Expense [Member]
Stock-based payment expenses	$ 164